Property, plant and equipment - Summary of Movements in Government Grants Related to Chargers and Charging Infrastructure (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance at the beginning of the year	€ 6,986	€ 9,628
Received during the year	137	512
Released to the consolidated statement of profit or loss	(1,229)	(1,601)
Reclassifications	0	(1,554)
Closing balance at the end of the year	€ 5,894	€ 6,985